Total Equity	3 Months Ended
Mar. 31, 2011
Total Equity
Total Equity

Note 11—Total Equity

(in Millions)	100 Shares Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Total Equity
December 31, 2010	$—	$3,452.0	$(991.1)	$37.8	$16.5	$2,515.2
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder			(123.0)			(123.0)
Translation adjustment changes, net of tax of $0				42.5		42.5
Unrealized gain on Euro-denominated debt, net of tax of $7.4				(11.6)		(11.6)
Defined benefit pension plans, net of tax of $0				0.2		0.2

Total Comprehensive Loss						(91.9)

Net income relating to noncontrolling interest					3.7	3.7
Stock-based employee compensation charges, net of tax of $0		9.1				9.1
Proceeds from employee stock purchase plan		1.0				1.0
Hertz Holdings common shares issued to Directors		0.1				0.1

March 31, 2011	$—	$3,462.2	$(1,114.1)	$68.9	$20.2	$2,437.2

(in Millions)	100 Shares Common Stock	Additional Paid-In Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Non- controlling Interest	Total Equity
December 31, 2009	$—	$3,410.5	$(950.4)	$(3.3)	$17.3	$2,474.1
Net loss attributable to The Hertz Corporation and Subsidiaries' common stockholder			(135.7)			(135.7)
Change in fair value of derivatives qualifying as cash flow hedges, net of tax of $9.5				14.6		14.6
Translation adjustment changes, net of tax of $0				(39.0)		(39.0)
Unrealized gain on Euro-denominated debt, net of tax of $7.6				11.9		11.9
Defined benefit pension plans, net of tax of $0				(0.4)		(0.4)

Total Comprehensive Loss						(148.6)

Dividend payment to noncontrolling interest					(3.0)	(3.0)
Net income relating to noncontrolling interest					3.6	3.6
Stock-based employee compensation charges, net of tax of $0		9.0				9.0
Proceeds from employee stock purchase plan		0.7				0.7
Hertz Holdings common shares issued to Directors		0.1				0.1

March 31, 2010	$—	$3,420.3	$(1,086.1)	$(16.2)	$17.9	$2,335.9

Accumulated other comprehensive income (loss) as of March 31, 2011 and December 31, 2010 includes accumulated translation gains of $157.3 million and $114.9 million, respectively, pension benefits of $(70.1) million and $(70.2) million, respectively, and unrealized losses on our Euro-denominated debt of $(18.4) million and $(6.8) million, respectively.